UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number: __________

     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      WESTCHESTER CAPITAL MANAGEMENT, INC.
Address:   100 SUMMIT LAKE DRIVE
           VALHALLA, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FREDERICK W. GREEN
Title:     PRESIDENT
Phone:     914-741-5600

Signature, Place, and Date of Signing:

/s/ FREDERICK W. GREEN          VALHALLA, NEW YORK              5/10/07
---------------------------     ------------------              -------
      [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:              112

Form 13F Information Table Value Total:              $1,729,473,147 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.      FORM 13F FILE NUMBER         NAME
---      --------------------         ----
1        28-11493                     Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, Inc.
March 31, 2007


   Item 1                              Item 2      Item 3      Item 4          Item 5         Item 6    Item 7         Item 8
----------------------------------- ------------- ---------- -----------  ------------------ ---------- -------- -------------------
                                                                                                                  Voting Authority
                                      Title of               Fair Market  SHRS or  SH/ Put/  Investment          -------------------
Name of Issuer                         Class       CUSIP        Value     PRN AMT  PRN Call  Discretion Managers  Sole  Shared  None
----------------------------------- ------------- ---------- -----------  -------- --- ----- ---------- -------- -----  ------  ----
Equities
COMMON STOCK
Abitibi-Consolidated Inc.           COMMON STOCK   003924107     180,198     63,900  SH      b) Shared     1     (a) Sole
Alliance Atlantis Communications
  Inc.                              COMMON STOCK   01853E204  44,581,724  1,010,000  SH      a) Sole             (a) Sole
Alliance Atlantis Communications
  Inc.                              COMMON STOCK   01853E204   3,531,226     80,000  SH      (b) Shared    1     (a) Sole
The Bank of New York Company, Inc.  COMMON STOCK   064057102  15,548,897    383,450  SH      (a) Sole            (a) Sole
The Bank of New York Company, Inc.  COMMON STOCK   064057102      17,315        427  SH      (b) Shared    1     (a) Sole
Biomet, Inc.                        COMMON STOCK   090613100  50,881,435  1,197,492  SH      (a) Sole            (a) Sole
Biomet, Inc.                        COMMON STOCK   090613100   5,770,992    135,820  SH      (b) Shared    1     (a) Sole
Claire's Stores, Inc.               COMMON STOCK   179584107  15,108,445    470,375  SH      (a) Sole            (a) Sole
Claire's Stores, Inc.               COMMON STOCK   179584107   2,319,867     72,225  SH      (b) Shared    1     (a) Sole
Clear Channel Communications, Inc.  COMMON STOCK   184502102  67,537,848  1,927,450  SH      (a) Sole            (a) Sole
Clear Channel Communications, Inc.  COMMON STOCK   184502102   7,806,912    222,800  SH      (b) Shared    1     (a) Sole
Compass Bancshares, Inc.            COMMON STOCK   20449H109  46,433,120    674,900  SH      (a) Sole            (a) Sole
Compass Bancshares, Inc.            COMMON STOCK   20449H109   2,222,240     32,300  SH      (b) Shared    1     (a) Sole
Delta and Pine Land Company         COMMON STOCK   247357106  42,906,092  1,041,410  SH      (a) Sole            (a) Sole
Delta and Pine Land Company         COMMON STOCK   247357106   2,735,268     66,390  SH      (b) Shared    1     (a) Sole
Dendrite International, Inc.        COMMON STOCK   248239105  13,833,433    883,361  SH      (a) Sole            (a) Sole
Dendrite International, Inc.        COMMON STOCK   248239105   2,314,203    147,778  SH      (b) Shared    1     (a) Sole
Dollar General Corporation          COMMON STOCK   256669102  36,242,640  1,713,600  SH      (a) Sole            (a) Sole
Dollar General Corporation          COMMON STOCK   256669102   2,884,860    136,400  SH      (b) Shared    1     (a) Sole
Energy Partners, Ltd.               COMMON STOCK   29270U105  18,200,820  1,002,800  SH      (a) Sole            (a) Sole
Energy Partners, Ltd.               COMMON STOCK   29270U105   2,266,935    124,900  SH      (b) Shared    1     (a) Sole
First Republic Bank                 COMMON STOCK   336158100  11,395,140    212,200  SH      (a) Sole            (a) Sole
Florida Rock Industries, Inc.       COMMON STOCK   341140101  32,951,913    489,700  SH      (a) Sole            (a) Sole
Florida Rock Industries, Inc.       COMMON STOCK   341140101   2,853,096     42,400  SH      (b) Shared    1     (a) Sole
Banca Popolare Italiana Scrl        COMMON STOCK     4072146  51,350,155  3,286,050  SH      (a) Sole            (a) Sole
Banca Popolare Italiana Scrl        COMMON STOCK     4072146   4,515,338    288,950  SH      (b) Shared    1     (a) Sole
John H. Harland Company             COMMON STOCK   412693103   4,241,844     82,800  SH      (a) Sole            (a) Sole
Harrah's Entertainment              COMMON STOCK   413619107  80,639,194    954,875  SH      (a) Sole            (a) Sole
Harrah's Entertainment              COMMON STOCK   413619107   8,062,864     95,475  SH      (b) Shared    1     (a) Sole
Hydril                              COMMON STOCK   448774109  14,416,752    149,800  SH      (a) Sole            (a) Sole
Hyperion Solutions Corporation      COMMON STOCK   44914M104   5,525,078    106,600  SH      (a) Sole            (a) Sole
Hyperion Solutions Corporation      COMMON STOCK   44914M104   2,275,337     43,900  SH      (b) Shared    1     (a) Sole
Infrasource Services Inc.           COMMON STOCK   45684P102  26,319,913    862,100  SH      (a) Sole            (a) Sole
Infrasource Services Inc.           COMMON STOCK   45684P102   2,317,227     75,900  SH      (b) Shared    1     (a) Sole
Instinet Group Incorporated         COMMON STOCK   457750107  24,480,599  4,811,344  SH      (a) Sole            (a) Sole
Instinet Group Incorporated         COMMON STOCK   457750107   2,972,493    584,205  SH      (b) Shared    1     (a) Sole
IntraLase Corp.                     COMMON STOCK   461169104  16,971,412    679,400  SH      (a) Sole            (a) Sole
Investors Financial Services Corp.  COMMON STOCK   461915100  13,083,750    225,000  SH      (a) Sole            (a) Sole
KeySpan Corporation                 COMMON STOCK   49337W100   3,724,075     90,500  SH      (a) Sole            (a) Sole
Kinder Morgan, Inc.                 COMMON STOCK   49455P101  72,280,082    679,005  SH      (a) Sole            (a) Sole
Kinder Morgan, Inc.                 COMMON STOCK   49455P101   6,367,839     59,820  SH      (b) Shared    1     (a) Sole
Kronos, Inc.                        COMMON STOCK   501052104   3,970,930     74,223  SH      (a) Sole            (a) Sole
Kronos, Inc.                        COMMON STOCK   501052104   2,337,950     43,700  SH      (b) Shared    1     (a) Sole
Laidlaw International Inc.          COMMON STOCK   50730R102  51,370,862  1,484,707  SH      (a) Sole            (a) Sole
Laidlaw International Inc.          COMMON STOCK   50730R102   4,657,160    134,600  SH      (b) Shared    1     (a) Sole
Laureate Education Inc.             COMMON STOCK   518613104  22,454,891    380,785  SH      (a) Sole            (a) Sole
Laureate Education Inc.             COMMON STOCK   518613104   2,311,624     39,200  SH      (b) Shared    1     (a) Sole
ABN AMRO Holding NV                 COMMON STOCK     5250769   5,777,167    134,225  SH      (a) Sole            (a) Sole
ABN AMRO Holding NV                 COMMON STOCK     5250769   1,754,993     40,775  SH      (b) Shared    1     (a) Sole
Lone Star Technologies, Inc.        COMMON STOCK   542312103  10,485,564    158,800  SH      (a) Sole            (a) Sole
Lone Star Technologies, Inc.        COMMON STOCK   542312103   2,905,320     44,000  SH      (b) Shared    1     (a) Sole
Portugal Telecom, SGPS,S.A.         COMMON STOCK     5817186  17,856,090  1,332,691  SH      (a) Sole            (a) Sole
Portugal Telecom, SGPS,S.A.         COMMON STOCK     5817186   1,934,921    144,413  SH      (b) Shared    1     (a) Sole
Coles Group Limited                 COMMON STOCK     6209908   4,115,289    313,000  SH      (a) Sole            (a) Sole
Coles Group Limited                 COMMON STOCK     6209908   2,458,655    187,000  SH      (b) Shared    1     (a) Sole
NYSE Group Inc.                     COMMON STOCK   62949W103     240,469      2,565  SH      (b) Shared    1     (a) Sole
New Plan Excel Realty Trust         COMMON STOCK   648053106   5,780,250    175,000  SH      (a) Sole            (a) Sole
Rinker Group Limited ordinary       COMMON STOCK     6599386  32,147,647  2,201,250  SH      (a) Sole            (a) Sole
Rinker Group Limited ordinary       COMMON STOCK     6599386   2,986,529    204,497  SH      (b) Shared    1     (a) Sole
Novelis, Inc.                       COMMON STOCK   67000X106  41,348,714    937,400  SH      (a) Sole            (a) Sole
Novelis, Inc.                       COMMON STOCK   67000X106   2,778,930     63,000  SH      (b) Shared    1     (a) Sole
Qantas Airways Limited              COMMON STOCK     6710347   2,121,341    499,400  SH      (a) Sole            (a) Sole
Qantas Airways Limited              COMMON STOCK     6710347     852,104    200,600  SH      (b) Shared    1     (a) Sole
PHH Corporation                     COMMON STOCK   693320202  37,671,312  1,232,700  SH      (a) Sole            (a) Sole
PHH Corporation                     COMMON STOCK   693320202   3,465,504    113,400  SH      (b) Shared    1     (a) Sole
Pathmark Stores, Inc.               COMMON STOCK   70322A101      21,760      1,700  SH      (a) Sole            (a) Sole
Pathmark Stores, Inc.               COMMON STOCK   70322A101     618,240     48,300  SH      (b) Shared    1     (a) Sole
Euronext NV                         COMMON STOCK     7153770 124,498,938  1,033,886  SH      (a) Sole            (a) Sole
Euronext NV                         COMMON STOCK     7153770  14,521,862    120,595  SH      (b) Shared    1     (a) Sole
Price Communications Corporation    COMMON STOCK   741437305  92,155,279  4,490,998  SH      (a) Sole            (a) Sole
Price Communications Corporation    COMMON STOCK   741437305  10,730,872    522,947  SH      (b) Shared    1     (a) Sole
Rinker Group Limited ADR            COMMON STOCK   76687M101      87,360      1,200  SH      (a) Sole            (a) Sole
The ServiceMaster Company           COMMON STOCK   81760N109  13,053,798    848,200  SH      (a) Sole            (a) Sole
The ServiceMaster Company           COMMON STOCK   81760N109   2,336,202    151,800  SH      (b) Shared    1     (a) Sole
Sierra Health Services, Inc.        COMMON STOCK   826322109  60,661,936  1,473,450  SH      (a) Sole            (a) Sole
Sierra Health Services, Inc.        COMMON STOCK   826322109   5,807,028    141,050  SH      (b) Shared    1     (a) Sole
Station Casinos, Inc.               COMMON STOCK   857689103  42,704,981    493,300  SH      (a) Sole            (a) Sole
Station Casinos, Inc.               COMMON STOCK   857689103   3,462,800     40,000  SH      (b) Shared    1     (a) Sole
Stone Energy Corporation            COMMON STOCK   861642106   8,147,678    274,425  SH      (a) Sole            (a) Sole
Stone Energy Corporation            COMMON STOCK   861642106     612,030     20,614  SH      (b) Shared    1     (a) Sole
Sunrise Senior Living REIT          COMMON STOCK   86770Q109   4,451,770    305,200  SH      (a) Sole            (a) Sole
Sunrise Senior Living REIT          COMMON STOCK   86770Q109   1,163,995     79,800  SH      (b) Shared    1     (a) Sole
TNS Inc.                            COMMON STOCK   872960109   1,078,030     67,000  SH      (a) Sole            (a) Sole
TNS Inc.                            COMMON STOCK   872960109     505,226     31,400  SH      (b) Shared    1     (a) Sole
TXU Corp.                           COMMON STOCK   873168108  80,926,250  1,262,500  SH      (a) Sole            (a) Sole
TXU Corp.                           COMMON STOCK   873168108   5,384,400     84,000  SH      (b) Shared    1     (a) Sole
Todco                               COMMON STOCK   88889T107   4,629,884    114,800  SH      (a) Sole            (a) Sole
Todco                               COMMON STOCK   88889T107   2,206,051     54,700  SH      (b) Shared    1     (a) Sole
Triad Hospitals, Inc.               COMMON STOCK   89579K109  35,885,300    686,800  SH      (a) Sole            (a) Sole
Triad Hospitals, Inc.               COMMON STOCK   89579K109   2,842,400     54,400  SH      (b) Shared    1     (a) Sole
Tronox Incorporated Class B         COMMON STOCK   897051207     209,700     15,000  SH      (b) Shared    1     (a) Sole
U.S.I. Holdings Corporation         COMMON STOCK   90333H101  32,400,865  1,922,900  SH      (a) Sole            (a) Sole
U.S.I. Holdings Corporation         COMMON STOCK   90333H101   3,290,805    195,300  SH      (b) Shared    1     (a) Sole
United Surgical Partners Int'l.,
  Inc.                              COMMON STOCK   913016309  34,494,876  1,119,600  SH      (a) Sole            (a) Sole
United Surgical Partners Int'l.,
  Inc.                              COMMON STOCK   913016309   3,487,692    113,200  SH      (b) Shared    1     (a) Sole
WebEx Communications, Inc.          COMMON STOCK   94767L109  41,081,350    722,500  SH      (a) Sole            (a) Sole
WebEx Communications, Inc.          COMMON STOCK   94767L109   3,360,312     59,098  SH      (b) Shared    1     (a) Sole
Alinta Limited                      COMMON STOCK     B1CLXF3  20,870,212  1,776,469  SH      (a) Sole            (a) Sole
Alinta Limited                      COMMON STOCK     B1CLXF3   1,935,307    164,733  SH      (b) Shared    1     (a) Sole
OMI Corporation                     COMMON STOCK   Y6476W104  24,698,253    919,518  SH      (a) Sole            (a) Sole
OMI Corporation                     COMMON STOCK   Y6476W104   4,856,288    180,800  SH      (b) Shared    1     (a) Sole


Fixed Income
CORPORATE BONDS
Toys R US note                     CORPORATE BONDS 892335AK6   3,237,500  3,500,000 PRN      (a) Sole            (a) Sole
7.875% Due 04-15-13

PUTS
PowerShares Dynamic Media
  Jun.17 put                         PUTS           pbs.rq       348,370      3,167     PUT  (a) Sole            (a) Sole
PowerShares Dynamic Media
  Jun.17 put                         PUTS           pbs.rq        36,630        333     PUT  (b) Shared          (a) Sole
SPDR Trust Series 1 May 144 put      PUTS           sfb.qn     1,062,270      3,219     PUT  (a) Sole            (a) Sole
SPDR Trust Series 1 May 144 put      PUTS           sfb.qn        92,730        281     PUT  (b) Shared          (a) Sole
Enrgy Slct Sctr SPDR Fund
  Apr.61 put                         PUTS           xbt.pi       563,840      3,524     PUT  (a) Sole            (a) Sole
Enrgy Slct Sctr SPDR Fund
  Apr.61 put                         PUTS           xbt.pi        62,240        389     PUT  (b) Shared          (a) Sole
streetTRACKS SPDR Homebuilders
  Jun.37 put                         PUTS           xhb.rk       852,110      1,813     PUT  (a) Sole            (a) Sole
streetTRACKS SPDR Homebuilders
  Jun.37 put                         PUTS           xhb.rk        74,730        159     PUT  (b) Shared          (a) Sole
AMEX Natural Gas Index
  Apr.480 put                        PUTS           xtd.pp       100,580         94     PUT  (a) Sole            (a) Sole
AMEX Natural Gas Index
  Apr.480 put                        PUTS           xtd.pp         9,630          9     PUT  (b) Shared          (a) Sole

TOTAL                                                      1,729,473,147